Basis of preparation (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		136 Months Ended
	Oct. 31, 2023	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Net loss for the period			€ 52,370	€ 42,867
Equity			(6,592)	158,872		€ 40,584	€ (6,592)	€ 196,009
Capital increases							557,200
Proceeds from borrowings							175,000
Proceeds from research tax credit						4,493	35,600
Net proceeds from sale of royalty certificate							2,900
Cash and cash equivalents			€ 103,576	€ 241,608		€ 144,221	103,576	€ 251,942
BPI
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants							17,100
Proceeds from conditional advances							€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 223,300	€ 130,000
Major revenue transactions | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from research tax credit					€ 5,700